Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thornburg Investment Trust
Entity Central Index Key	0000816153
Document Period End Date	Mar. 31, 2025
Thornburg Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THOAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65.00	1.29%

Expenses Paid, Amount	$ 65.00
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class A (with sales charge)	6.52%	17.40%	7.36%
Global Opportunities Fund Class A (without sales charge)	11.54%	18.49%	7.86%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,271,800,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company, Portfolio Turnover	4.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THOCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109.00	2.17%

Expenses Paid, Amount	$ 109.00
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class C (with sales charge)	9.60%	17.56%	7.03%
Global Opportunities Fund Class C (without sales charge)	10.60%	17.56%	7.03%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,271,800,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company, Portfolio Turnover	4.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THOIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50.00	0.99%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class I	11.88%	18.85%	8.20%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,271,800,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company, Portfolio Turnover	4.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THORX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$76.00	1.50%

Expenses Paid, Amount	$ 76.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R3	11.35%	18.28%	7.66%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THORX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,271,800,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company, Portfolio Turnover	4.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THOVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$71.00	1.40%

Expenses Paid, Amount	$ 71.00
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R4	11.44%	18.37%	7.76%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,271,800,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company, Portfolio Turnover	4.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THOFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$50.00	0.99%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R5	11.87%	18.85%	8.19%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,271,800,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company, Portfolio Turnover	4.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THOGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43.00	0.85%

Expenses Paid, Amount	$ 43.00
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Global Opportunities Fund Class R6	12.00%	19.01%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,271,800,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company, Portfolio Turnover	4.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TGVAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58.00	1.16%

Expenses Paid, Amount	$ 58.00
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class A (with sales charge)	8.42%	12.83%	6.17%
International Equity Fund Class A (without sales charge)	13.54%	13.87%	6.66%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 3,091,500,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 9,500,000
Investment Company, Portfolio Turnover	13.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THGCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104.00	2.07%

Expenses Paid, Amount	$ 104.00
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class C (with sales charge)	11.52%	12.98%	5.85%
International Equity Fund Class C (without sales charge)	12.52%	12.98%	5.85%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 3,091,500,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 9,500,000
Investment Company, Portfolio Turnover	13.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TGVIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43.00	0.87%

Expenses Paid, Amount	$ 43.00
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class I	13.84%	14.22%	7.01%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 3,091,500,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 9,500,000
Investment Company, Portfolio Turnover	13.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TGVRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$68.00	1.36%

Expenses Paid, Amount	$ 68.00
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R3	13.31%	13.66%	6.47%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 3,091,500,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 9,500,000
Investment Company, Portfolio Turnover	13.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THVRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$58.00	1.16%

Expenses Paid, Amount	$ 58.00
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R4	13.52%	13.89%	6.68%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 3,091,500,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 9,500,000
Investment Company, Portfolio Turnover	13.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TIVRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$45.00	0.90%

Expenses Paid, Amount	$ 45.00
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R5	13.83%	14.18%	6.96%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TIVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 3,091,500,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 9,500,000
Investment Company, Portfolio Turnover	13.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TGIRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35.00	0.70%

Expenses Paid, Amount	$ 35.00
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R6	14.08%	14.42%	7.18%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 3,091,500,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 9,500,000
Investment Company, Portfolio Turnover	13.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TBWAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71.00	1.44%

Expenses Paid, Amount	$ 71.00
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down at period end. Stock selection detracted from Fund performance relative to the Index over the period, most notably in industrials and information technology. Despite dampening absolute Fund performance, stock selection in utilities and materials contributed to relative performance. From a geographic perspective, underweight allocations to, and stock selection in, Australia and India contributed to the Fund’s relative performance versus the Index. Underweight positioning and stock selection in China and Canada were the largest detractors to relative performance. Currency effects on the Fund’s absolute performance were positive during the period.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Better World International Fund Class A (with sales charge)	1.24%	12.76%
Better World International Fund Class A (without sales charge)	5.99%	13.81%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 472,700,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	21.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$472.7M
Number of Holdings	52
Portfolio Turnover	21.32%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	12.5
Large Cap (>$12 B)	84.9

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TBWCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107.00	2.19%

Expenses Paid, Amount	$ 107.00
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down at period end. Stock selection detracted from Fund performance relative to the Index over the period, most notably in industrials and information technology. Despite dampening absolute Fund performance, stock selection in utilities and materials contributed to relative performance. From a geographic perspective, underweight allocations to, and stock selection in, Australia and India contributed to the Fund’s relative performance versus the Index. Underweight positioning and stock selection in China and Canada were the largest detractors to relative performance. Currency effects on the Fund’s absolute performance were positive during the period.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Better World International Fund Class C (with sales charge)	4.19%	12.98%
Better World International Fund Class C (without sales charge)	5.19%	12.98%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 472,700,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	21.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$472.7M
Number of Holdings	52
Portfolio Turnover	21.32%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	12.5
Large Cap (>$12 B)	84.9

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TBWIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44.00	0.90%

Expenses Paid, Amount	$ 44.00
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down at period end. Stock selection detracted from Fund performance relative to the Index over the period, most notably in industrials and information technology. Despite dampening absolute Fund performance, stock selection in utilities and materials contributed to relative performance. From a geographic perspective, underweight allocations to, and stock selection in, Australia and India contributed to the Fund’s relative performance versus the Index. Underweight positioning and stock selection in China and Canada were the largest detractors to relative performance. Currency effects on the Fund’s absolute performance were positive during the period.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Better World International Fund Class I	6.57%	14.45%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 472,700,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	21.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$472.7M
Number of Holdings	52
Portfolio Turnover	21.32%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	12.5
Large Cap (>$12 B)	84.9

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TIGAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65.00	1.37%

Expenses Paid, Amount	$ 65.00
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class A (with sales charge)	-11.88%	4.64%	3.76%
International Growth Fund Class A (without sales charge)	-7.74%	5.61%	4.24%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 690,200,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company, Portfolio Turnover	14.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TIGCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112.00	2.38%

Expenses Paid, Amount	$ 112.00
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class C (with sales charge)	-9.52%	4.67%	3.38%
International Growth Fund Class C (without sales charge)	-8.68%	4.67%	3.38%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 690,200,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company, Portfolio Turnover	14.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TINGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47.00	0.99%

Expenses Paid, Amount	$ 47.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class I	-7.39%	5.98%	4.62%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 690,200,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company, Portfolio Turnover	14.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TIGVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$71.00	1.50%

Expenses Paid, Amount	$ 71.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R3	-7.86%	5.46%	4.09%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 690,200,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company, Portfolio Turnover	14.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TINVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$66.00	1.40%

Expenses Paid, Amount	$ 66.00
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R4	-7.78%	5.55%	4.19%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 690,200,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company, Portfolio Turnover	14.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TINFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47.00	0.99%

Expenses Paid, Amount	$ 47.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R5	-7.40%	5.99%	4.62%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 690,200,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company, Portfolio Turnover	14.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THGIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42.00	0.89%

Expenses Paid, Amount	$ 42.00
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R6	-7.30%	6.10%	4.73%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/THGIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 690,200,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company, Portfolio Turnover	14.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THDAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71.00	1.47%

Expenses Paid, Amount	$ 71.00
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Stock selection contributed positively to Fund performance relative to the Index while overall sector allocation detracted modestly from relative performance. Stock selection in industrials and energy were the largest contributors to relative performance. Despite additive overweight allocations, stock selection in consumer discretionary and financials were the largest detractors from relative performance. From a geographic perspective, stock selection drove relative performance while geographic allocation and currency effect detracted. The Fund’s overweight allocations to, and stock selection in, South Korea and the UAE contributed while stock selection in China and an overweight allocation to Hong Kong, a zero weight in the benchmark, detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class A (with sales charge)	-3.23%	4.59%	2.15%
Developing World Fund Class A (without sales charge)	1.32%	5.57%	2.62%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 548,900,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	12.82%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$548.9M
Number of Holdings	60
Portfolio Turnover	12.82%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	19.9
Large Cap (>$12 B)	74.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THDCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113.00	2.33%

Expenses Paid, Amount	$ 113.00
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Stock selection contributed positively to Fund performance relative to the Index while overall sector allocation detracted modestly from relative performance. Stock selection in industrials and energy were the largest contributors to relative performance. Despite additive overweight allocations, stock selection in consumer discretionary and financials were the largest detractors from relative performance. From a geographic perspective, stock selection drove relative performance while geographic allocation and currency effect detracted. The Fund’s overweight allocations to, and stock selection in, South Korea and the UAE contributed while stock selection in China and an overweight allocation to Hong Kong, a zero weight in the benchmark, detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class C (with sales charge)	-0.53%	4.71%	1.82%
Developing World Fund Class C (without sales charge)	0.46%	4.71%	1.82%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 548,900,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	12.82%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$548.9M
Number of Holdings	60
Portfolio Turnover	12.82%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	19.9
Large Cap (>$12 B)	74.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THDIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51.00	1.04%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Stock selection contributed positively to Fund performance relative to the Index while overall sector allocation detracted modestly from relative performance. Stock selection in industrials and energy were the largest contributors to relative performance. Despite additive overweight allocations, stock selection in consumer discretionary and financials were the largest detractors from relative performance. From a geographic perspective, stock selection drove relative performance while geographic allocation and currency effect detracted. The Fund’s overweight allocations to, and stock selection in, South Korea and the UAE contributed while stock selection in China and an overweight allocation to Hong Kong, a zero weight in the benchmark, detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class I	1.76%	5.99%	3.04%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 548,900,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	12.82%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$548.9M
Number of Holdings	60
Portfolio Turnover	12.82%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	19.9
Large Cap (>$12 B)	74.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THDRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$51.00	1.04%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Stock selection contributed positively to Fund performance relative to the Index while overall sector allocation detracted modestly from relative performance. Stock selection in industrials and energy were the largest contributors to relative performance. Despite additive overweight allocations, stock selection in consumer discretionary and financials were the largest detractors from relative performance. From a geographic perspective, stock selection drove relative performance while geographic allocation and currency effect detracted. The Fund’s overweight allocations to, and stock selection in, South Korea and the UAE contributed while stock selection in China and an overweight allocation to Hong Kong, a zero weight in the benchmark, detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R5	1.75%	5.98%	3.04%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 548,900,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	12.82%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$548.9M
Number of Holdings	60
Portfolio Turnover	12.82%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	19.9
Large Cap (>$12 B)	74.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TDWRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46.00	0.94%

Expenses Paid, Amount	$ 46.00
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Stock selection contributed positively to Fund performance relative to the Index while overall sector allocation detracted modestly from relative performance. Stock selection in industrials and energy were the largest contributors to relative performance. Despite additive overweight allocations, stock selection in consumer discretionary and financials were the largest detractors from relative performance. From a geographic perspective, stock selection drove relative performance while geographic allocation and currency effect detracted. The Fund’s overweight allocations to, and stock selection in, South Korea and the UAE contributed while stock selection in China and an overweight allocation to Hong Kong, a zero weight in the benchmark, detracted from relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R6	1.89%	6.10%	3.14%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/TDWRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 548,900,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	12.82%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$548.9M
Number of Holdings	60
Portfolio Turnover	12.82%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	19.9
Large Cap (>$12 B)	74.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TVAFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65.00	1.35%

Expenses Paid, Amount	$ 65.00
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class A (with sales charge)	-8.51%	9.65%	5.98%
Small/Mid Cap Core Fund Class A (without sales charge)	-4.19%	10.67%	6.47%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVAFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 461,700,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	6.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TVCFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111.00	2.34%

Expenses Paid, Amount	$ 111.00
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class C (with sales charge)	-6.05%	9.66%	5.56%
Small/Mid Cap Core Fund Class C (without sales charge)	-5.10%	9.66%	5.56%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 461,700,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	6.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TVIFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45.00	0.95%

Expenses Paid, Amount	$ 45.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class I	-3.78%	11.10%	6.87%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 461,700,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	6.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TVRFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62.00	1.31%

Expenses Paid, Amount	$ 62.00
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R3	-4.13%	10.70%	6.49%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 461,700,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	6.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TVIRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$58.00	1.21%

Expenses Paid, Amount	$ 58.00
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R4	-4.03%	10.82%	6.59%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 461,700,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	6.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TVRRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$45.00	0.95%

Expenses Paid, Amount	$ 45.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R5	-3.79%	11.10%	6.87%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 461,700,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	6.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THCGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66.00	1.42%

Expenses Paid, Amount	$ 66.00
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class A (with sales charge)	-14.49%	3.51%	4.56%
Small/Mid Cap Growth Fund Class A (without sales charge)	-10.47%	4.46%	5.04%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 204,600,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	13.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TCGCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109.00	2.34%

Expenses Paid, Amount	$ 109.00
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class C (with sales charge)	-12.18%	3.56%	4.18%
Small/Mid Cap Growth Fund Class C (without sales charge)	-11.29%	3.56%	4.18%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 204,600,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	13.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THIGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44.00	0.95%

Expenses Paid, Amount	$ 44.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class I	-10.06%	4.91%	5.47%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THIGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 204,600,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	13.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THCRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$68.00	1.46%

Expenses Paid, Amount	$ 68.00
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R3	-10.51%	4.39%	4.94%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 204,600,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	13.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TCGRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$64.00	1.36%

Expenses Paid, Amount	$ 64.00
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R4	-10.42%	4.48%	5.04%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 204,600,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	13.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THGRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$44.00	0.95%

Expenses Paid, Amount	$ 44.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R5	-10.05%	4.91%	5.47%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 204,600,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	13.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TIBAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58.00	1.12%

Expenses Paid, Amount	$ 58.00
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class A (with sales charge)	11.15%	15.41%	6.94%
Investment Income Builder Fund Class A (without sales charge)	16.40%	16.48%	7.43%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 14,715,400,000
Holdings Count | Holdings	340
Advisory Fees Paid, Amount	$ 48,100,000
Investment Company, Portfolio Turnover	11.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TIBCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97.00	1.88%

Expenses Paid, Amount	$ 97.00
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class C (with sales charge)	14.53%	15.62%	6.64%
Investment Income Builder Fund Class C (without sales charge)	15.53%	15.62%	6.64%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 14,715,400,000
Holdings Count | Holdings	340
Advisory Fees Paid, Amount	$ 48,100,000
Investment Company, Portfolio Turnover	11.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TIBIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46.00	0.89%

Expenses Paid, Amount	$ 46.00
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class I	16.71%	16.75%	7.71%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 14,715,400,000
Holdings Count | Holdings	340
Advisory Fees Paid, Amount	$ 48,100,000
Investment Company, Portfolio Turnover	11.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TIBRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$77.00	1.50%

Expenses Paid, Amount	$ 77.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R3	15.99%	16.04%	7.05%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 14,715,400,000
Holdings Count | Holdings	340
Advisory Fees Paid, Amount	$ 48,100,000
Investment Company, Portfolio Turnover	11.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TIBGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67.00	1.30%

Expenses Paid, Amount	$ 67.00
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R4	16.17%	16.18%	7.16%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 14,715,400,000
Holdings Count | Holdings	340
Advisory Fees Paid, Amount	$ 48,100,000
Investment Company, Portfolio Turnover	11.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TIBMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$51.00	0.99%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R5	16.55%	16.63%	7.60%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 14,715,400,000
Holdings Count | Holdings	340
Advisory Fees Paid, Amount	$ 48,100,000
Investment Company, Portfolio Turnover	11.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TIBOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41.00	0.80%

Expenses Paid, Amount	$ 41.00
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Investment Income Builder Fund Class R6	16.79%	16.86%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%
MSCI World Net Total Return USD Index	7.04%	16.13%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBOX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 14,715,400,000
Holdings Count | Holdings	340
Advisory Fees Paid, Amount	$ 48,100,000
Investment Company, Portfolio Turnover	11.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Summit Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TSAMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Summit Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47.00	0.94%

Expenses Paid, Amount	$ 47.00
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the benchmark composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. The Fund’s equity positions modestly detracted from performance relative to the Blended Index. Within the Fund’s equity holdings, selection effect from communication services and the UK contributed positively to relative performance. Positions in Japan and health care held by the Fund during the period detracted from relative performance. The Fund’s fixed income positions contributed positively to relative performance. Selection effect within asset backed securities and corporate bonds, along with an underweight allocation to foreign treasuries, contributed positively to the Fund’s relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year
Summit Fund Class A (with sales charge)	1.26%
Summit Fund Class A (without sales charge)	6.05%
MSCI All Country World Net Total Return USD Index	7.15%
Thornburg Summit Fund’s Blended Index	5.57%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	3.05%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSAMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 93,300,000
Holdings Count | Holdings	189
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	22.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$93.3M
Number of Holdings	189
Portfolio Turnover	22.26%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Domestic Equity	33.1
Foreign Equity	27.2
Domestic Other Bonds	27.0
Foreign Bonds	5.5
Domestic Corporate Bonds	5.0
Other Assets Less Liabilities	2.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Summit Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TSUMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Summit Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34.00	0.69%

Expenses Paid, Amount	$ 34.00
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the benchmark composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. The Fund’s equity positions modestly detracted from performance relative to the Blended Index. Within the Fund’s equity holdings, selection effect from communication services and the UK contributed positively to relative performance. Positions in Japan and health care held by the Fund during the period detracted from relative performance. The Fund’s fixed income positions contributed positively to relative performance. Selection effect within asset backed securities and corporate bonds, along with an underweight allocation to foreign treasuries, contributed positively to the Fund’s relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Summit Fund Class I	6.40%	13.01%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%
Thornburg Summit Fund’s Blended Index	5.57%	8.43%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	3.05%	-1.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSUMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 93,300,000
Holdings Count | Holdings	189
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	22.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$93.3M
Number of Holdings	189
Portfolio Turnover	22.26%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Domestic Equity	33.1
Foreign Equity	27.2
Domestic Other Bonds	27.0
Foreign Bonds	5.5
Domestic Corporate Bonds	5.0
Other Assets Less Liabilities	2.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Ultra Short Income Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TLDAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25.00	0.50%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Treasury Bill Index (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s longer duration contributed to performance relative to the Index. Additionally, The Fund’s allocations to asset-backed securities and investment-grade corporate bonds were beneficial to relative performance. There were no material detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class A (with sales charge)	3.13%	3.11%	2.18%
Ultra Short Income Fund Class A (without sales charge)	5.49%	3.44%	2.33%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
ICE BofA U.S. Treasury Bill Index	5.06%	2.56%	1.89%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 252,100,000
Holdings Count | Holdings	271
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	30.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$252.1M
Number of Holdings	271
Portfolio Turnover	30.70%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	5.1
AAA	14.6
AA	10.4
A	17.1
BBB	38.1
NR	2.5
Below Invest. Grade	1.9
Cash Equivalents & Other	10.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Ultra Short Income Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TLDIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15.00	0.30%

Expenses Paid, Amount	$ 15.00
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Treasury Bill Index (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s longer duration contributed to performance relative to the Index. Additionally, The Fund’s allocations to asset-backed securities and investment-grade corporate bonds were beneficial to relative performance. There were no material detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class I	5.63%	3.61%	2.52%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
ICE BofA U.S. Treasury Bill Index	5.06%	2.56%	1.89%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 252,100,000
Holdings Count | Holdings	271
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	30.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$252.1M
Number of Holdings	271
Portfolio Turnover	30.70%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	5.1
AAA	14.6
AA	10.4
A	17.1
BBB	38.1
NR	2.5
Below Invest. Grade	1.9
Cash Equivalents & Other	10.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	LTUSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.99%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class A (with sales charge)	2.78%	-0.23%	0.62%
Limited Term U.S. Government Fund Class A (without sales charge)	5.14%	0.07%	0.77%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 119,400,000
Holdings Count | Holdings	156
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	7.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	LTUCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62.00	1.24%

Expenses Paid, Amount	$ 62.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class C (with sales charge)	4.37%	-0.25%	0.46%
Limited Term U.S. Government Fund Class C (without sales charge)	4.87%	-0.25%	0.46%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 119,400,000
Holdings Count | Holdings	156
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	7.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	LTUQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C2 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$62.00	1.24%

Expenses Paid, Amount	$ 62.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C2 shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year
Limited Term U.S. Government Fund Class C2 (with sales charge)	4.22%
Limited Term U.S. Government Fund Class C2 (without sales charge)	4.87%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 119,400,000
Holdings Count | Holdings	156
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	7.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	LTUIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33.00	0.67%

Expenses Paid, Amount	$ 33.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class I	5.57%	0.37%	1.08%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 119,400,000
Holdings Count | Holdings	156
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	7.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	LTURX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$49.00	0.99%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R3	5.14%	0.01%	0.71%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTURX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 119,400,000
Holdings Count | Holdings	156
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	7.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	LTUGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49.00	0.99%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R4	5.15%	-0.00%	0.70%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 119,400,000
Holdings Count | Holdings	156
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	7.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	LTGRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$33.00	0.67%

Expenses Paid, Amount	$ 33.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R5	5.48%	0.32%	1.03%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 119,400,000
Holdings Count | Holdings	156
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	7.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THIFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39.00	0.78%

Expenses Paid, Amount	$ 39.00
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class A (with sales charge)	3.57%	2.06%	2.05%
Limited Term Income Fund Class A (without sales charge)	5.92%	2.36%	2.20%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,259,100,000
Holdings Count | Holdings	679
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	18.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THICX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$52.00	1.03%

Expenses Paid, Amount	$ 52.00
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class C (with sales charge)	5.16%	2.14%	1.98%
Limited Term Income Fund Class C (without sales charge)	5.66%	2.14%	1.98%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,259,100,000
Holdings Count | Holdings	679
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	18.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	THIQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C2 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$62.00	1.24%

Expenses Paid, Amount	$ 62.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year
Limited Term Income Fund Class C2 (with sales charge)	4.78%
Limited Term Income Fund Class C2 (without sales charge)	5.43%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,259,100,000
Holdings Count | Holdings	679
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	18.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.49%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class I	6.13%	2.65%	2.52%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,259,100,000
Holdings Count | Holdings	679
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	18.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THIRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50.00	0.99%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R3	5.68%	2.14%	2.02%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,259,100,000
Holdings Count | Holdings	679
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	18.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THRIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50.00	0.99%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R4	5.60%	2.14%	2.02%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,259,100,000
Holdings Count | Holdings	679
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	18.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THRRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25.00	0.49%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R5	6.21%	2.67%	2.46%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,259,100,000
Holdings Count | Holdings	679
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	18.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THRLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21.00	0.42%

Expenses Paid, Amount	$ 21.00
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Limited Term Income Fund Class R6	6.20%	2.72%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRLX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,259,100,000
Holdings Count | Holdings	679
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	18.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THCAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37.00	0.75%

Expenses Paid, Amount	$ 37.00
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class A (with sales charge)	0.27%
Core Plus Bond Fund Class A (without sales charge)	4.97%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,800,000
Holdings Count | Holdings	384
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	20.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THCCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75.00	1.50%

Expenses Paid, Amount	$ 75.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class C (with sales charge)	3.11%
Core Plus Bond Fund Class C (without sales charge)	4.11%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,800,000
Holdings Count | Holdings	384
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	20.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THCIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.50%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class I	5.28%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,800,000
Holdings Count | Holdings	384
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	20.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THCHX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50.00	1.00%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares undperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class R3	4.60%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCHX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,800,000
Holdings Count | Holdings	384
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	20.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THCEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37.00	0.75%

Expenses Paid, Amount	$ 37.00
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class R4	4.86%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCEX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,800,000
Holdings Count | Holdings	384
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	20.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THCFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25.00	0.50%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class R5	5.12%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,800,000
Holdings Count | Holdings	384
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	20.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THCSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$24.00	0.49%

Expenses Paid, Amount	$ 24.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class R6	5.26%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,800,000
Holdings Count | Holdings	384
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	20.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TSIAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.98%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class A (with sales charge)	1.23%	3.66%	3.04%
Strategic Income Fund Class A (without sales charge)	6.04%	4.63%	3.51%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,592,100,000
Holdings Count | Holdings	1,177
Advisory Fees Paid, Amount	$ 23,900,000
Investment Company, Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TSICX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85.00	1.71%

Expenses Paid, Amount	$ 85.00
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class C (with sales charge)	4.26%	3.87%	2.79%
Strategic Income Fund Class C (without sales charge)	5.26%	3.87%	2.79%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,592,100,000
Holdings Count | Holdings	1,177
Advisory Fees Paid, Amount	$ 23,900,000
Investment Company, Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TSIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30.00	0.60%

Expenses Paid, Amount	$ 30.00
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class I	6.34%	5.02%	3.89%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,592,100,000
Holdings Count | Holdings	1,177
Advisory Fees Paid, Amount	$ 23,900,000
Investment Company, Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TSIRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63.00	1.25%

Expenses Paid, Amount	$ 63.00
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R3	5.75%	4.34%	3.32%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,592,100,000
Holdings Count | Holdings	1,177
Advisory Fees Paid, Amount	$ 23,900,000
Investment Company, Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TSRIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63.00	1.25%

Expenses Paid, Amount	$ 63.00
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R4	5.75%	4.36%	3.31%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,592,100,000
Holdings Count | Holdings	1,177
Advisory Fees Paid, Amount	$ 23,900,000
Investment Company, Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TSRRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30.00	0.60%

Expenses Paid, Amount	$ 30.00
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R5	6.43%	5.02%	3.90%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,592,100,000
Holdings Count | Holdings	1,177
Advisory Fees Paid, Amount	$ 23,900,000
Investment Company, Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TSRSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27.00	0.53%

Expenses Paid, Amount	$ 27.00
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Strategic Income Fund Class R6	6.50%	5.09%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,592,100,000
Holdings Count | Holdings	1,177
Advisory Fees Paid, Amount	$ 23,900,000
Investment Company, Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Short Duration Municipal Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TLMAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35.00	0.70%

Expenses Paid, Amount	$ 35.00
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 1-3 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning. The Fund’s allocations to 4- and 5-year maturity bonds not held by the Index were the largest detractor from performance relative to the Index during the period.The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, multi-family housing bonds were a large contributor to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class A (with sales charge)	1.02%	0.78%	0.72%
Short Duration Municipal Fund Class A (without sales charge)	3.31%	1.09%	0.87%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.62%	1.50%	1.38%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 115,600,000
Holdings Count | Holdings	126
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	21.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$115.6M
Number of Holdings	126
Portfolio Turnover	21.70%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	23.4
AA	29.0
A	33.7
BBB	8.9
NR	4.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Short Duration Municipal Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TLMIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.50%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA 1-3 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning. The Fund’s allocations to 4- and 5-year maturity bonds not held by the Index were the largest detractor from performance relative to the Index during the period.The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, multi-family housing bonds were a large contributor to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class I	3.52%	1.29%	1.07%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.62%	1.50%	1.38%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 115,600,000
Holdings Count | Holdings	126
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	21.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$115.6M
Number of Holdings	126
Portfolio Turnover	21.70%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	23.4
AA	29.0
A	33.7
BBB	8.9
NR	4.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	LTMFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39.00	0.78%

Expenses Paid, Amount	$ 39.00
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning, which was the largest detractor from performance relative to the Index during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class A (with sales charge)	0.12%	0.55%	0.97%
Limited Term Municipal Fund Class A (without sales charge)	2.41%	0.86%	1.12%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,270,700,000
Holdings Count | Holdings	804
Advisory Fees Paid, Amount	$ 4,000,000.0
Investment Company, Portfolio Turnover	12.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$2,270.7M
Number of Holdings	804
Portfolio Turnover	12.56%
Total Advisory Fee	$4.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	12.3
AA	35.1
A	43.7
BBB	4.0
NR	1.9
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period
Thornburg Limited Term Municipal Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	LTMCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$54.00	1.09%

Expenses Paid, Amount	$ 54.00
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning, which was the largest detractor from performance relative to the Index during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class C (with sales charge)	1.55%	0.58%	0.86%
Limited Term Municipal Fund Class C (without sales charge)	2.05%	0.58%	0.86%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,270,700,000
Holdings Count | Holdings	804
Advisory Fees Paid, Amount	$ 4,000,000.0
Investment Company, Portfolio Turnover	12.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$2,270.7M
Number of Holdings	804
Portfolio Turnover	12.56%
Total Advisory Fee	$4.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	12.3
AA	35.1
A	43.7
BBB	4.0
NR	1.9
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period
Thornburg Limited Term Municipal Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	LTMQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$62.00	1.24%

Expenses Paid, Amount	$ 62.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning, which was the largest detractor from performance relative to the Index during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

Average Annual Return [Table Text Block]

Annual Performance	1 Year
Limited Term Municipal Fund Class C2 (with sales charge)	1.22%
Limited Term Municipal Fund Class C2 (without sales charge)	1.86%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%
ICE BofA U.S. Municipal Securities Index	1.44%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,270,700,000
Holdings Count | Holdings	804
Advisory Fees Paid, Amount	$ 4,000,000.0
Investment Company, Portfolio Turnover	12.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$2,270.7M
Number of Holdings	804
Portfolio Turnover	12.56%
Total Advisory Fee	$4.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	12.3
AA	35.1
A	43.7
BBB	4.0
NR	1.9
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period
Thornburg Limited Term Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	LTMIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27.00	0.54%

Expenses Paid, Amount	$ 27.00
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning, which was the largest detractor from performance relative to the Index during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class I	2.59%	1.08%	1.38%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,270,700,000
Holdings Count | Holdings	804
Advisory Fees Paid, Amount	$ 4,000,000.0
Investment Company, Portfolio Turnover	12.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$2,270.7M
Number of Holdings	804
Portfolio Turnover	12.56%
Total Advisory Fee	$4.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	12.3
AA	35.1
A	43.7
BBB	4.0
NR	1.9
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period
Thornburg Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THIMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36.00	0.72%

Expenses Paid, Amount	$ 36.00
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A outperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Following Federal Reserve interest rate cuts in late 2024 and a pause in early 2025, the municipal bond market saw long-term yields rise despite falling Treasury yields. As a result, the Fund’s duration and yield curve positioning were detractors from performance relative to the Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class A (with sales charge)	-0.22%	0.91%	1.43%
Intermediate Municipal Fund Class A (without sales charge)	1.81%	1.32%	1.64%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THIMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,023,600,000
Holdings Count | Holdings	487
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	16.74%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,023.6M
Number of Holdings	487
Portfolio Turnover	16.74%
Total Advisory Fee	$2.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.3
AA	33.6
A	38.0
BBB	7.5
NR	3.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	4.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THMCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$54.00	1.09%

Expenses Paid, Amount	$ 54.00
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Following Federal Reserve interest rate cuts in late 2024 and a pause in early 2025, the municipal bond market saw long-term yields rise despite falling Treasury yields. As a result, the Fund’s duration and yield curve positioning were detractors from performance relative to the Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class C (with sales charge)	0.92%	0.95%	1.28%
Intermediate Municipal Fund Class C (without sales charge)	1.51%	0.95%	1.28%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,023,600,000
Holdings Count | Holdings	487
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	16.74%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,023.6M
Number of Holdings	487
Portfolio Turnover	16.74%
Total Advisory Fee	$2.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.3
AA	33.6
A	38.0
BBB	7.5
NR	3.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	4.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	THMQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C2 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$54.00	1.09%

Expenses Paid, Amount	$ 54.00
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C2 shares outperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Following Federal Reserve interest rate cuts in late 2024 and a pause in early 2025, the municipal bond market saw long-term yields rise despite falling Treasury yields. As a result, the Fund’s duration and yield curve positioning were detractors from performance relative to the Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year
Intermediate Municipal Fund Class C2 (with sales charge)	0.79%
Intermediate Municipal Fund Class C2 (without sales charge)	1.43%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%
ICE BofA U.S. Municipal Securities Index	1.44%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,023,600,000
Holdings Count | Holdings	487
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	16.74%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,023.6M
Number of Holdings	487
Portfolio Turnover	16.74%
Total Advisory Fee	$2.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.3
AA	33.6
A	38.0
BBB	7.5
NR	3.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	4.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THMIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24.00	0.48%

Expenses Paid, Amount	$ 24.00
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Following Federal Reserve interest rate cuts in late 2024 and a pause in early 2025, the municipal bond market saw long-term yields rise despite falling Treasury yields. As a result, the Fund’s duration and yield curve positioning were detractors from performance relative to the Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class I	2.05%	1.56%	1.90%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,023,600,000
Holdings Count | Holdings	487
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	16.74%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,023.6M
Number of Holdings	487
Portfolio Turnover	16.74%
Total Advisory Fee	$2.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.3
AA	33.6
A	38.0
BBB	7.5
NR	3.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	4.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TSSAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40.00	0.81%

Expenses Paid, Amount	$ 40.00
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Despite the challenges, bond selection within the Fund was the largest positive contributor to performance relative to the Index during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class A (with sales charge)	0.46%	0.97%	1.46%
Strategic Municipal Income Fund Class A (without sales charge)	2.52%	1.38%	1.67%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 364,500,000
Holdings Count | Holdings	284
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	14.75%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$364.5M
Number of Holdings	284
Portfolio Turnover	14.75%
Total Advisory Fee	$0.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	9.2
AA	20.3
A	33.4
BBB	18.5
NR	13.2
Below Invest. Grade	1.2
Cash & Cash Equivalent	4.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TSSCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64.00	1.28%

Expenses Paid, Amount	$ 64.00
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Despite the challenges, bond selection within the Fund was the largest positive contributor to performance relative to the Index during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class C (with sales charge)	1.52%	0.91%	1.22%
Strategic Municipal Income Fund Class C (without sales charge)	2.12%	0.91%	1.22%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 364,500,000
Holdings Count | Holdings	284
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	14.75%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$364.5M
Number of Holdings	284
Portfolio Turnover	14.75%
Total Advisory Fee	$0.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	9.2
AA	20.3
A	33.4
BBB	18.5
NR	13.2
Below Invest. Grade	1.2
Cash & Cash Equivalent	4.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TSSIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29.00	0.59%

Expenses Paid, Amount	$ 29.00
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Despite the challenges, bond selection within the Fund was the largest positive contributor to performance relative to the Index during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class I	2.75%	1.60%	1.90%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 364,500,000
Holdings Count | Holdings	284
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	14.75%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$364.5M
Number of Holdings	284
Portfolio Turnover	14.75%
Total Advisory Fee	$0.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	9.2
AA	20.3
A	33.4
BBB	18.5
NR	13.2
Below Invest. Grade	1.2
Cash & Cash Equivalent	4.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	LTCAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37.00	0.74%

Expenses Paid, Amount	$ 37.00
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased.. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. As a result of the volatility and the Fund’s focus on California bonds, security selection and sector/quality returns were the largest detractors of performance relative to the Index. The Fund’s shorter relative duration and yield curve positioning were the largest contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class A (with sales charge)	-0.24%	0.44%	0.73%
California Limited Term Municipal Fund Class A (without sales charge)	2.08%	0.75%	0.88%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 257,900,000
Holdings Count | Holdings	181
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	17.23%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$257.9M
Number of Holdings	181
Portfolio Turnover	17.23%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	15.5
AA	52.9
A	21.1
BBB	7.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	LTCCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$51.00	1.02%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased.. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. As a result of the volatility and the Fund’s focus on California bonds, security selection and sector/quality returns were the largest detractors of performance relative to the Index. The Fund’s shorter relative duration and yield curve positioning were the largest contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class C (with sales charge)	1.21%	0.46%	0.61%
California Limited Term Municipal Fund Class C (without sales charge)	1.71%	0.46%	0.61%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 257,900,000
Holdings Count | Holdings	181
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	17.23%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$257.9M
Number of Holdings	181
Portfolio Turnover	17.23%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	15.5
AA	52.9
A	21.1
BBB	7.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	LTCQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$51.00	1.02%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C2 shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased.. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. As a result of the volatility and the Fund’s focus on California bonds, security selection and sector/quality returns were the largest detractors of performance relative to the Index. The Fund’s shorter relative duration and yield curve positioning were the largest contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year
California Limited Term Municipal Fund Class C2 (with sales charge)	1.15%
California Limited Term Municipal Fund Class C2 (without sales charge)	1.79%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%
ICE BofA U.S. Municipal Securities Index	1.44%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 257,900,000
Holdings Count | Holdings	181
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	17.23%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$257.9M
Number of Holdings	181
Portfolio Turnover	17.23%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	15.5
AA	52.9
A	21.1
BBB	7.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	LTCIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24.00	0.49%

Expenses Paid, Amount	$ 24.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased.. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. As a result of the volatility and the Fund’s focus on California bonds, security selection and sector/quality returns were the largest detractors of performance relative to the Index. The Fund’s shorter relative duration and yield curve positioning were the largest contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class I	2.25%	1.00%	1.15%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 257,900,000
Holdings Count | Holdings	181
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	17.23%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$257.9M
Number of Holdings	181
Portfolio Turnover	17.23%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	15.5
AA	52.9
A	21.1
BBB	7.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THNMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.99%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. The Fund’s shorter duration and yield curve positioning were the largest contributors to performance relative to the Index during the period. As a result of the volatility and the Fund’s focus on New Mexico bonds, security selection and sector/quality returns were the largest detractors of relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class A (with sales charge)	-0.79%	0.04%	0.87%
New Mexico Intermediate Municipal Fund Class A (without sales charge)	1.20%	0.45%	1.08%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 88,500,000
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	5.77%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$88.5M
Number of Holdings	101
Portfolio Turnover	5.77%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	44.8
AA	39.4
A	7.1
BBB	8.2
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	0.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class D
Shareholder Report [Line Items]
Class Name	CLASS: D
Trading Symbol	THNDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class D Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$62.00	1.24%

Expenses Paid, Amount	$ 62.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class D shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. The Fund’s shorter duration and yield curve positioning were the largest contributors to performance relative to the Index during the period. As a result of the volatility and the Fund’s focus on New Mexico bonds, security selection and sector/quality returns were the largest detractors of relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class D	0.87%	0.19%	0.83%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNDX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 88,500,000
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	5.77%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$88.5M
Number of Holdings	101
Portfolio Turnover	5.77%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	44.8
AA	39.4
A	7.1
BBB	8.2
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	0.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THNIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33.00	0.67%

Expenses Paid, Amount	$ 33.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. The Fund’s shorter duration and yield curve positioning were the largest contributors to performance relative to the Index during the period. As a result of the volatility and the Fund’s focus on New Mexico bonds, security selection and sector/quality returns were the largest detractors of relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class I	1.44%	0.77%	1.40%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 88,500,000
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	5.77%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$88.5M
Number of Holdings	101
Portfolio Turnover	5.77%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	44.8
AA	39.4
A	7.1
BBB	8.2
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	0.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New York Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THNYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.99%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. The Fund’s shorter duration and yield curve positioning were the largest contributors to performance relative to the Index during the period. As a result of the volatility and the Fund’s focus on New York bonds, security selection and sector/quality returns were the largest detractors of relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class A (with sales charge)	-0.87%	0.33%	0.95%
New York Intermediate Municipal Fund Class A (without sales charge)	1.19%	0.73%	1.15%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/THNYX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 25,700,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	27.43%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$25.7M
Number of Holdings	60
Portfolio Turnover	27.43%
Total Advisory Fee	$37,368

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.6
AA	52.7
A	21.5
BBB	7.0
NR	2.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.8

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New York Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TNYIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33.00	0.67%

Expenses Paid, Amount	$ 33.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. The Fund’s shorter duration and yield curve positioning were the largest contributors to performance relative to the Index during the period. As a result of the volatility and the Fund’s focus on New York bonds, security selection and sector/quality returns were the largest detractors of relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class I	1.51%	1.05%	1.48%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/TNYIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 25,700,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	27.43%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$25.7M
Number of Holdings	60
Portfolio Turnover	27.43%
Total Advisory Fee	$37,368

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.6
AA	52.7
A	21.5
BBB	7.0
NR	2.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.8

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Emerging Markets Managed Account Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: SMA
Trading Symbol	THMGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Emerging Markets Managed Account Fund Class SMA Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class SMA shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Sector allocation detracted from Fund performance relative to the Index. Stock selection in industrials and health care positively affected the Fund’s relative performance against the Index, while stock selection in consumer discretionary and consumer staples detracted from relative performance. Only two sectors returned positive absolute performance results for the Index. On a geographic basis, an overweight allocation to the United Arab Emirates and stock selection in Taiwan were the top contributors to Fund performance relative to the Index. Stock selection and underweight allocations to securities in China and overweight allocations to securities in India detracted from the Fund’s relative performance. The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Emerging Markets Managed Account Fund Class SMA	-5.27%
MSCI Emerging Markets Net Total Return USD Index	8.09%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 1,000,000.0
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	24.37%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1.0M
Number of Holdings	28
Portfolio Turnover	24.37%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	12.2
Mid Cap ($2.5-12 B)	29.7
Large Cap (>$12 B)	54.0

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
C 000259092 [Member]
Shareholder Report [Line Items]
Class Name	CLASS: SMA
Trading Symbol	THIBX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg High Income Bond Managed Account Fund Class SMA Shares for the period from March 26, 2025 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Fund costs may be higher for a full six month period.

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception (03/26/2025)
High Income Bond Managed Account Fund Class SMA	-0.02%
Bloomberg U.S. Aggregate Total Return Value Index USD	0.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 5,000,000.0
Holdings Count | Holdings	69
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$5.0M
Number of Holdings	69
Portfolio Turnover	0.00%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	0.0
AAA	0.9
AA	0.0
A	0.0
BBB	9.0
BB	29.8
B	4.4
CCC	0.0
D	0.0
NR	0.0
Cash Equivalents & Other	55.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since March 26, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
C 000259093 [Member]
Shareholder Report [Line Items]
Class Name	CLASS: SMA
Trading Symbol	TIGMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Grade Bond Managed Account Fund Class SMA Shares for the period from March 26, 2025 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Fund costs may be higher for a full six month period.

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception (03/26/2025)
Investment Grade Bond Managed Account Fund Class SMA	0.18%
Bloomberg U.S. Aggregate Total Return Value Index USD	0.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 2,000,000.0
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$2.0M
Number of Holdings	31
Portfolio Turnover	0.00%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	0.0
AAA	3.0
AA	0.5
A	7.5
BBB	4.9
NR	0.0
Below Invest. Grade	0.0
Cash Equivalents & Other	84.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since March 26, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Municipal Managed Account Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: SMA
Trading Symbol	THMMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Municipal Managed Account Fund Class SMA Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class SMA shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the U.S. Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Following Federal Reserve rate cuts in late 2024 and a pause in early 2025, the municipal bond market saw long-term yields rise despite falling Treasury yields. As a result, the Fund’s yield curve positioning was a detractor from performance relative to the Index. The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return [Table Text Block]
Annual Performance	1 Year
Municipal Managed Account Fund Class SMA	3.92%
ICE BofA U.S. Municipal Securities Index	1.44%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 11,700,000
Holdings Count | Holdings	68
Investment Company, Portfolio Turnover	15.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$11.7M
Number of Holdings	68
Portfolio Turnover	15.57%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	16.6
AA	18.1
A	26.0
BBB	23.6
NR	13.4
Below Invest. Grade	0.9
Cash & Cash Equivalent	1.4

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
C 000161463 [Member]
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	N/A
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Capital Management Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0.00	0.01%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the FTSE 1-Month Treasury Bill Local Currency Index (the “Index”) during the 6-month period ended March 31, 2025. Over the reporting period, the Fund accomplished its goal of 'safety of capital' by providing a share price of $10.00 that has not fluctuated since inception. The Fund has matched or beat the Index for all standard time periods since inception. As of March 31, 2025, throughout the life of the strategy, the Fund has never suffered a default on any cash equivalent investment.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE Bof A U.S. 1-Month Treasury Bill Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Capital Management Fund Class I	5.26%	2.84%
FTSE 1-Month Treasury Bill Local Currency Index	5.08%	2.61%
ICE BofA U.S. 1-Month Treasury Bill Index	4.97%	2.54%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 1,878,400,000
Holdings Count | Holdings	148
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025 )

Fund Size (Millions)	$1,878.4M
Number of Holdings	148
Portfolio Turnover	0.00%
Total Advisory Fee	$0

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025 )
Types of Holdings	(%)
Commercial Paper	97.3
Mutual Fund	0.0
Other Assets Less Liabilities	2.7
Expressed as a percentage of the Fund’s net assets.
Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.